Cover Page	Aug. 06, 2019
Cover page.
Entity Central Index Key	0001437107
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Document Period End Date	Aug. 06, 2019
Entity Registrant Name	Discovery, Inc.
Entity File Number	001-34177
Entity Tax Identification Number	35-2333914
Entity Address, Address Line One	8403 Colesville Road
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	240
Local Phone Number	662-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false